                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07548

                Morgan Stanley Global Dividend Growth Securities
               (Exact name of registrant as specified in charter)

        1221 Avenue of the Americas, New York, New York        10020
           (Address of principal executive offices)          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED MARCH 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED MARCH 31, 2005

                                               MORGAN       LIPPER
                                              STANLEY       GLOBAL
                                              CAPITAL    LARGE-CAP
                                        INTERNATIONAL        VALUE           LIPPER
                                         (MSCI) WORLD        FUNDS           GLOBAL
CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)   AVERAGE(2)   FUNDS INDEX(3)
 10.40%     9.82%     9.61%    10.61%          10.56%        9.59%            9.19%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Global equities markets achieved strong performance over the 12 months ended March 31, 2005, making uninspiring gains for much of the year before achieving double-digit returns in the fourth quarter of 2004. In the U.S., the Federal Open Market Committee raised the federal funds target rate several times over the 12 months. While concerns related to rising oil prices and the possibility of another protracted outcome to the U.S. presidential election weighed on investor confidence, sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive conclusion, setting the stage for a strong equities rally in November and December. The period ended on a less-positive note as oil prices continued to rise in the final month and rising interest rates finally began to take a toll on market performance. In the U.S., concerns among investors over the possible effects of inflation grew as the period came to a close.

Although the threat of inflation in the U.S. and apprehension about terrorism weighed on global markets at points, a robust economic recovery supported market performance for much of the period. The strong growth of the Chinese economy in particular continued to benefit other Asian economies. However, during the third quarter of 2004, global equities weakened as signs of slowing economic growth emerged. Rising oil prices and a weakening U.S. dollar disrupted financial markets. A structured slowdown in China, directed by the Chinese government's tighter monetary policy, rippled across the global economy, taking a particular toll on Japan. European economies also showed signs of slowing growth at the end of the reporting period.

For the overall period, the minor markets in Europe posted the strongest gains, with larger European countries and the U.S. lagging. Japan underperformed significantly. Energy, utilities, materials and industrials stocks were the strongest performers for the 12 months, while information technology, telecommunications services and financials stocks generally lagged the broader market. In the final quarter of the period, technology stocks were hurt particularly by slowing global growth, while sectors such as consumer staples performed more steadily.

PERFORMANCE ANALYSIS

Morgan Stanley Global Dividend Growth Securities' Class A, B and C shares underperformed the MSCI World Index and the Fund's Class D shares outperformed this index for the 12 months ended March 31, 2005, assuming no deduction of applicable sales charges. For the same period, the Fund outperformed the Lipper Global Large-Cap Value Funds Average and the Lipper Global Funds Index. The Fund's underperformance for the period resulted largely from its positions in the financial and energy sectors. Stock selection in financials was a considerable detractor due to the performance of a few key holdings. Within the sector, several insurance positions struggled in particular due to company-specific factors as well as broader factors.

The fund's energy holdings also dampened relative performance. Based on a belief that the period's high oil prices were unsustainable and concerns that drilling and exploration companies were too expensive, the Fund focused on integrated oil companies in the U.S. and Europe. As oil prices rose, however, many energy services companies and energy explorers became more profitable and were favored by the market within the sector. A lack of exposure to these stocks limited the Fund's relative performance.

In contrast, other positions were more beneficial to the Fund. Stock selection in the consumer staples sector helped performance. Specifically, the food and spirits sector boosted returns, as the market focused again on the quality of the most attractive companies within the sector, namely strong management, revenue growth potential and relatively stable cash flow generation. An underweighted position in the technology sector relative to the MSCI World Index also benefited performance.

Technology stocks were especially hurt over the 12 months by the perception of a global economic slowdown, and the Fund avoided exposure to those technology companies that relied most heavily on consumer spending. In addition, the Fund's stock selection in consumer discretionary also added to returns. Within the sector, the Fund benefited in part from its holdings in publishers.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

GlaxoSmithKline PLC                          2.7%
Boeing Co.                                   2.5
Citigroup Inc.                               2.4
Royal Dutch Petroleum Co.                    2.4
International Business Machines Corp.        2.2
Wyeth                                        2.2
Altria Group, Inc.                           2.1
Nestle S.A. (Registered Shares)              2.1
Vodafone Group PLC                           2.0
Reed Elsevier PLC                            2.0

TOP FIVE COUNTRIES

United States                               33.2%
United Kingdom                              19.7
Japan                                       10.9
Switzerland                                  6.1
France                                       6.0

DATA AS OF MARCH 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN DIVIDEND-PAYING EQUITY SECURITIES OF COMPANIES LOCATED IN VARIOUS COUNTRIES AROUND THE WORLD. THE FUND'S SUB-ADVISOR, MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, SEEKS INVESTMENTS PRIMARILY IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND THE POTENTIAL FOR INCREASING DIVIDENDS. THE FUND INVESTS IN AT LEAST THREE SEPARATE COUNTRIES. THE PERCENTAGE OF THE FUND'S ASSETS INVESTED IN PARTICULAR GEOGRAPHIC SECTORS WILL SHIFT FROM TIME TO TIME IN ACCORDANCE WITH THE JUDGMENT OF THE SUB-ADVISOR.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC

REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS B

                                               LIPPER GLOBAL
                CLASS B^     MSCI WORLD (1)    LARGE-CAP VALUE (2)    LIPPER GLOBAL (3)
Mar 31, 95      $  10,000      $  10,000            $  10,000             $  10,000
Mar 31, 96      $  11,877      $  12,002            $  12,123             $  12,126
Mar 31, 97      $  13,371      $  13,125            $  14,069             $  13,560
Mar 31, 98      $  16,501      $  17,320            $  18,237             $  17,244
Mar 31, 99      $  16,570      $  19,510            $  16,942             $  17,878
Mar 31, 2000    $  17,780      $  23,776            $  19,665             $  24,374
Mar 31, 2001    $  16,860      $  17,809            $  18,595             $  18,694
Mar 31, 2002    $  17,320      $  17,053            $  19,285             $  18,136
Mar 31, 2003    $  13,237      $  12,927            $  14,225             $  13,644
Mar 31, 2004    $  19,535      $  18,598            $  21,795             $  20,022
Mar 31, 2005    $  21,454      $  20,562            $  23,885             $  21,861

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2005

                            CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                            (SINCE 07/28/97)     (SINCE 06/30/93)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                           GLBAX                GLBBX                GLBCX                GLBDX
1 YEAR                                10.40%(4)              9.82%(4)            9.61%(4)             10.61%(4)
                                       4.60(5)               4.82(5)             8.61(5)                 --
5 YEARS                                4.59(4)               3.83(4)             3.79(4)               4.82(4)
                                       3.47(5)               3.48(5)             3.79(5)                 --
10 YEARS                                 --                  7.93(4)               --                    --
                                         --                  7.93(5)               --                    --
SINCE INCEPTION                        4.92(4)               8.33(4)             4.13(4)               5.15(4)
                                       4.18(5)               8.33(5)             4.13(5)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. LIPPER INTRODUCED NEW CLASSIFICATIONS IN JUNE 2004 THAT CATEGORIZE INTERNATIONAL AND GLOBAL FUNDS BASED ON THE SIZE AND STYLE OF THE ACTUAL STOCKS IN THEIR PORTFOLIO, RATHER THAN ON STATED OBJECTIVES. THE FUND IS IN THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS CLASSIFICATION AS OF MARCH 31, 2005.

(3) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MARCH 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING        ENDING        EXPENSES PAID
                                                       ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                       -------------   -------------   ---------------
                                                                                         10/01/04 -
                                                         10/01/04        03/31/05         03/31/05
                                                       -------------   -------------   ---------------
CLASS A
Actual (10.96% return)                                 $    1,000.00   $    1,109.60   $          6.05
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,019.20   $          5.79

CLASS B
Actual (10.81% return)                                 $    1,000.00   $    1,108.10   $          7.67
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,017.65   $          7.34

CLASS C
Actual (10.58% return)                                 $    1,000.00   $    1,105.80   $          9.56
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,015.86   $          9.15

CLASS D
Actual (11.05% return)                                 $    1,000.00   $    1,110.50   $          4.89
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,020.29   $          4.68

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.15%, 1.46%, 1.82% AND 0.93% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (95.8%)

               AUSTRALIA (1.7%)
               BEVERAGES: ALCOHOLIC
   2,249,161   Foster's Group Ltd.                               $     8,916,718
                                                                 ---------------
               CONSTRUCTION MATERIALS
     527,130   Boral Ltd.                                              2,484,933
                                                                 ---------------
               MAJOR BANKS
     628,354   National Australia Bank Ltd.                           13,766,532
                                                                 ---------------
               TOTAL AUSTRALIA                                        25,168,183
                                                                 ---------------
               BERMUDA (2.5%)
               INDUSTRIAL CONGLOMERATES
     673,277   Tyco International Ltd.                                22,756,763
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
     196,272   XL Capital Ltd. (Class A)                              14,204,205
                                                                 ---------------
               TOTAL BERMUDA                                          36,960,968
                                                                 ---------------
               FRANCE (6.0%)
               CONSTRUCTION MATERIALS
     200,986   Lafarge S.A.                                           19,451,690
                                                                 ---------------
               INTEGRATED OIL
     112,016   Total S.A.                                             26,195,591
                                                                 ---------------
               MAJOR BANKS
     291,512   BNP Paribas S.A.                                       20,640,373
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     277,521   Sanofi-Aventis                                         23,389,131
                                                                 ---------------
               TOTAL FRANCE                                           89,676,785
                                                                 ---------------
               GERMANY (1.9%)
               CHEMICALS: MAJOR DIVERSIFIED
     226,622   BASF AG                                                16,057,611
                                                                 ---------------
               MOTOR VEHICLES
     269,785   Bayerische Motoren
                Werke (BMW) AG                                        12,251,147
                                                                 ---------------
               TOTAL GERMANY                                          28,308,758
                                                                 ---------------
               HONG KONG (0.6%)
               ELECTRIC UTILITIES
   1,834,000   Hong Kong Electric
                Holdings Ltd.                                    $     8,159,367
                                                                 ---------------
               IRELAND (2.2%)
               FOOD: SPECIALTY/CANDY
     528,112   Kerry Group PLC
                (A Shares)                                            12,760,739
                                                                 ---------------
               MAJOR BANKS
   1,227,783   Bank of Ireland                                        19,327,195
                                                                 ---------------
               TOTAL IRELAND                                          32,087,934
                                                                 ---------------
               ITALY (3.7%)
               INTEGRATED OIL
   1,101,917   ENI SpA                                                28,595,703
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
   8,648,656   Telecom Italia SpA - RNC                               27,032,542
                                                                 ---------------
               TOTAL ITALY                                            55,628,245
                                                                 ---------------
               JAPAN (10.9%)
               ELECTRICAL PRODUCTS
   1,209,000   Sumitomo Electric
                Industries, Ltd.                                      12,860,983
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
     371,000   Canon, Inc.                                            19,888,588
                                                                 ---------------
               ELECTRONICS/APPLIANCES
     584,000   Fuji Photo Film Co., Ltd.                              21,343,278
                                                                 ---------------
               HOME BUILDING
   1,151,000   Sekisui House, Ltd.                                    12,286,920
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
     720,000   Kao Corp.                                              16,546,709
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
       2,216   Nippon Telegraph &
                Telephone Corp. (NTT)                                  9,689,577
                                                                 ---------------
               MOTOR VEHICLES
     359,200   Toyota Motor Corp.                                     13,361,999
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR
     358,400   Sankyo Co., Ltd.                                  $     7,551,594
     483,800   Takeda Pharmaceutical
                Co., Ltd.                                             23,048,835
                                                                 ---------------
                                                                      30,600,429
                                                                 ---------------
               PHARMACEUTICALS: OTHER
     438,100   Astellas Pharma Inc.                                   14,826,618
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
     829,000   Mitsui Sumitomo
                Insurance Co., Ltd.                                    7,597,492
                                                                 ---------------
               SEMICONDUCTORS
      29,300   Rohm Co., Ltd.                                          2,827,289
                                                                 ---------------
               TOTAL JAPAN                                           161,829,882
                                                                 ---------------
               NETHERLANDS (4.3%)
               FOOD: MAJOR DIVERSIFIED
     218,056   Unilever NV
                (Share Certificates)                                  14,831,951
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
     246,095   Koninklijke (Royal) Philips
                Electronics NV*                                        6,775,364
                                                                 ---------------
               INTEGRATED OIL
     588,799   Royal Dutch Petroleum Co.
                (NY Registered Shares)                                35,351,492
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
     414,500   Wolters Kluwer NV
                (Share Certificates)                                   7,566,699
                                                                 ---------------
               TOTAL NETHERLANDS                                      64,525,506
                                                                 ---------------
               SOUTH KOREA (0.8%)
               WIRELESS TELECOMMUNICATIONS
     604,686   SK Telecom Co., Ltd. (ADR)                             11,924,408
                                                                 ---------------
               SPAIN (2.2%)
               MAJOR BANKS
     903,884   Banco Bilbao Vizcaya
                Argentaria, S.A.                                      14,708,666
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
   1,024,872   Telefonica S.A.                                   $    17,845,957
                                                                 ---------------
               TOTAL SPAIN                                            32,554,623
                                                                 ---------------
               SWITZERLAND (6.1%)
               CHEMICALS: AGRICULTURAL
     143,392   Syngenta AG*                                           14,969,626
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     200,605   UBS AG
                (Registered Shares)                                   16,935,059
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
     113,389   Nestle S.A.
                (Registered Shares)                                   31,015,171
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     419,813   Novartis AG
                (Registered Shares)                                   19,580,045
      73,626   Roche Holding AG                                        7,889,379
                                                                 ---------------
                                                                      27,469,424
                                                                 ---------------
               TOTAL SWITZERLAND                                      90,389,280
                                                                 ---------------
               UNITED KINGDOM (19.7%)
               ADVERTISING/MARKETING
               SERVICES
     819,269   WPP Group PLC                                           9,328,234
                                                                 ---------------
               AEROSPACE & DEFENSE
   3,838,984   Rolls-Royce Group PLC*                                 17,701,985
 194,219,050   Rolls-Royce Group PLC
                (Class B)                                                367,035
                                                                 ---------------
                                                                      18,069,020
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
   1,528,169   Allied Domecq PLC                                      15,407,127
   1,364,206   Diageo PLC                                             19,232,451
                                                                 ---------------
                                                                      34,639,578
                                                                 ---------------
               ELECTRIC UTILITIES
   1,046,375   Scottish & Southern
                Energy PLC                                            17,431,129
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
   2,768,618   Cadbury Schweppes PLC                                  27,756,472
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT MANAGERS
   1,181,410   Amvescap PLC                                      $     7,451,398
                                                                 ---------------
               MAJOR BANKS
     791,258   Barclays PLC                                            8,089,678
     841,785   Royal Bank of Scotland
                Group PLC                                             26,789,161
                                                                 ---------------
                                                                      34,878,839
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
   2,298,770   Rentokil Initial PLC                                    7,037,629
                                                                 ---------------
               OTHER TRANSPORTATION
   1,022,660   BAA PLC                                                11,276,854
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
   1,722,321   GlaxoSmithKline PLC                                    39,481,236
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
   2,864,991   Reed Elsevier PLC                                      29,697,216
                                                                 ---------------
               TOBACCO
     955,741   Imperial Tobacco
                Group PLC                                             25,087,553
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
  11,221,085   Vodafone Group PLC                                     29,793,877
                                                                 ---------------
               TOTAL UNITED KINGDOM                                  291,929,035
                                                                 ---------------
               UNITED STATES (33.2%)
               AEROSPACE & DEFENSE
     641,932   Boeing Co.                                             37,527,345
     153,658   General Dynamics Corp.                                 16,449,089
     230,686   Northrop Grumman Corp.                                 12,452,430
                                                                 ---------------
                                                                      66,428,864
                                                                 ---------------
               ALUMINUM
     437,803   Alcoa, Inc.                                            13,304,833
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL
     351,872   Gap, Inc. (The)                                         7,684,884
                                                                 ---------------
               COMPUTER PROCESSING
               HARDWARE
     803,006   Hewlett-Packard Co.                                    17,617,952
                                                                 ---------------
               DATA PROCESSING SERVICES
     396,968   First Data Corp.                                       15,604,812
                                                                 ---------------
               ELECTRIC UTILITIES
     417,360   American Electric
                Power Co., Inc.                                  $    14,215,282
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     787,306   Citigroup, Inc.                                        35,381,532
     282,886   Prudential Financial, Inc.                             16,237,656
                                                                 ---------------
                                                                      51,619,188
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES
     363,783   International Business
                Machines Corp.                                        33,242,490
                                                                 ---------------
               INTEGRATED OIL
     338,722   ChevronTexaco Corp.                                    19,750,880
     123,307   Exxon Mobil Corp.                                       7,349,097
                                                                 ---------------
                                                                      27,099,977
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
     267,984   Merrill Lynch & Co., Inc.                              15,167,894
                                                                 ---------------
               INVESTMENT MANAGERS
     584,374   Mellon Financial Corp.                                 16,678,034
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     735,669   SBC Communications, Inc.                               17,427,999
     579,529   Verizon Communications Inc.                            20,573,280
                                                                 ---------------
                                                                      38,001,279
                                                                 ---------------
               PACKAGED SOFTWARE
       3,045   Computer Associates
                International, Inc.                                       82,519
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     776,304   Bristol-Myers Squibb Co.                               19,764,700
     747,739   Pfizer, Inc.                                           19,643,104
     764,272   Wyeth                                                  32,236,993
                                                                 ---------------
                                                                      71,644,797
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
     496,635   St. Paul Travelers
                Companies, Inc. (The)                                 18,241,404
                                                                 ---------------
               PUBLISHING: NEWSPAPERS
     375,314   New York Times Co. (The)
                (Class A)                                             13,728,986
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PULP & PAPER
     297,431   Georgia-Pacific Corp.                             $    10,555,826
                                                                 ---------------
               RESTAURANTS
     582,877   McDonald's Corp.                                       18,150,790
                                                                 ---------------
               SPECIALTY INSURANCE
      96,247   MBIA Inc.                                               5,031,793
                                                                 ---------------
               TOBACCO
     486,040   Altria Group, Inc.                                     31,782,155
     208,149   Loews Corp.- Carolina
                Group                                                  6,889,732
                                                                 ---------------
                                                                      38,671,887
                                                                 ---------------
               TOTAL UNITED STATES                                   492,773,491
                                                                 ---------------
               TOTAL COMMON STOCKS
               (COST $1,107,418,239)                               1,421,916,465
                                                                 ---------------
               SHORT-TERM INVESTMENT (2.5%)
               REPURCHASE AGREEMENT

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
$     37,473   Joint repurchase agreement
                account 2.83% due
                04/01/05 (dated
                03/31/05; proceeds
                $37,475,946) (a)
                (Cost $37,473,000)                               $    37,473,000
                                                                 ---------------
TOTAL INVESTMENTS
 (COST $1,144,891,239) (b)                               98.3%     1,459,389,465
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                              1.7         25,387,272
                                                        -----    ---------------
NET ASSETS                                              100.0%   $ 1,484,500,976
                                                        =====    ===============

----------
     ADR  AMERICAN DEPOSITARY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,146,265,315. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $346,089,875 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $32,965,725, RESULTING IN NET UNREALIZED APPRECIATION OF $313,124,150.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS - MARCH 31, 2005

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Pharmaceuticals: Major                            $    192,585,017         13.0%
Integrated Oil                                         117,242,763          7.9
Major Banks                                            103,321,605          7.0
Major Telecommunications                                92,569,355          6.2
Aerospace & Defense                                     84,497,884          5.7
Financial Conglomerates                                 68,554,247          4.6
Tobacco                                                 63,759,440          4.3
Food: Major Diversified                                 45,847,122          3.1
Beverages: Alcoholic                                    43,556,296          2.9
Wireless Telecommunications                             41,718,285          2.8
Food: Specialty/Candy                                   40,517,211          2.7
Property - Casualty Insurers                            40,043,101          2.7
Electric Utilities                                      39,805,778          2.7
Repurchase Agreement                                    37,473,000          2.5
Publishing: Books/Magazines                             37,263,915          2.5
Information Technology Services                         33,242,490          2.3
Industrial Conglomerates                                29,532,127          2.0
Motor Vehicles                                          25,613,146          1.7
Investment Managers                                     24,129,432          1.6
Construction Materials                                  21,936,623          1.5
Electronics/Appliances                                  21,343,278          1.4
Electronic Equipment/ Instruments                       19,888,588          1.4
Restaurants                                             18,150,790          1.2
Computer Processing Hardware                            17,617,952          1.2
Household/Personal Care                                 16,546,709          1.1
Chemicals: Major Diversified                            16,057,611          1.1
Data Processing Services                                15,604,812          1.1
Investment Banks/Brokers                                15,167,894          1.0
Chemicals: Agricultural                                 14,969,626          1.0
Pharmaceuticals: Other                                  14,826,618          1.0
Publishing: Newspapers                                  13,728,986          0.9
Aluminum                                                13,304,833          0.9
Electrical Products                                     12,860,983          0.9
Home Building                                           12,286,920          0.8
Other Transportation                                    11,276,854          0.8
Pulp & Paper                                            10,555,826          0.7
Advertising/Marketing Services                           9,328,234          0.6
Apparel/Footwear Retail                           $      7,684,884          0.5%
Miscellaneous Commercial Services                        7,037,629          0.5
Specialty Insurance                                      5,031,793          0.3
Semiconductors                                           2,827,289          0.2
Packaged Software                                           82,519          0.0
                                                  ----------------         ----
                                                  $  1,459,389,465         98.3%
                                                  ================         ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
Investments in securities, at value (cost $1,144,891,239)       $  1,459,389,465
Cash                                                                     232,448
Receivable for:
  Investments sold                                                    28,870,326
  Dividends                                                            4,013,681
  Shares of beneficial interest sold                                   1,119,866
  Foreign withholding taxes reclaimed                                    877,458
Receivable from affiliate                                              1,594,610
Prepaid expenses and other assets                                         25,081
                                                                ----------------
    TOTAL ASSETS                                                   1,496,122,935
                                                                ----------------
LIABILITIES:
Payable for:
  Investments purchased                                                8,460,105
  Distribution fee                                                     1,013,850
  Shares of beneficial interest redeemed                                 921,783
  Investment advisory fee                                                849,718
  Administration fee                                                     102,809
Accrued expenses and other payables                                      273,694
                                                                ----------------
    TOTAL LIABILITIES                                                 11,621,959
                                                                ----------------
    NET ASSETS                                                  $  1,484,500,976
                                                                ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                 $  1,236,997,090
Net unrealized appreciation                                          314,603,499
Accumulated undistributed net investment income                       12,592,261
Accumulated net realized loss                                        (79,691,874)
                                                                ----------------
    NET ASSETS                                                  $  1,484,500,976
                                                                ================
CLASS A SHARES:
Net Assets                                                      $     34,451,311
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,495,967
    NET ASSET VALUE PER SHARE                                   $          13.80
                                                                ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)             $          14.56
                                                                ================
CLASS B SHARES:
Net Assets                                                      $  1,141,337,703
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             82,753,005
    NET ASSET VALUE PER SHARE                                   $          13.79
                                                                ================
CLASS C SHARES:
Net Assets                                                      $     18,674,260
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              1,367,460
    NET ASSET VALUE PER SHARE                                   $          13.66
                                                                ================
CLASS D SHARES:
Net Assets                                                      $    290,037,702
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             20,976,736
    NET ASSET VALUE PER SHARE                                   $          13.83
                                                                ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $1,791,844 foreign withholding tax)           $     37,341,034
Interest                                                                 657,285
                                                                ----------------
    TOTAL INCOME                                                      37,998,319
                                                                ----------------
EXPENSES
Investment advisory fee                                               10,499,976
Distribution fee (Class A shares)                                         70,934
Distribution fee (Class B shares)                                      9,037,601
Distribution fee (Class C shares)                                        161,854
Transfer agent fees and expenses                                       2,205,586
Administration fee                                                       499,938
Custodian fees                                                           238,185
Shareholder reports and notices                                          174,504
Registration fees                                                        111,483
Professional fees                                                         72,971
Trustees' fees and expenses                                               27,787
Other                                                                     84,254
                                                                ----------------
    TOTAL EXPENSES                                                    23,185,073
                                                                ----------------
    NET INVESTMENT INCOME                                             14,813,246
                                                                ----------------

NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                           89,680,982
Foreign exchange transactions                                            289,387
                                                                ----------------
    NET REALIZED GAIN                                                 89,970,369
                                                                ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                           35,710,306
Net translation of forward currency contracts, other assets
  and liabilities denominated in foreign currencies                      139,357
                                                                ----------------
    NET APPRECIATION                                                  35,849,663
                                                                ----------------
    NET GAIN                                                         125,820,032
                                                                ----------------
NET INCREASE                                                    $    140,633,278
                                                                ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEAR       FOR THE YEAR
                                                                         ENDED              ENDED
                                                                    MARCH 31, 2005     MARCH 31, 2004
                                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                              $     14,813,246   $      8,280,582
Net realized gain                                                        89,970,369         64,155,609
Net change in unrealized appreciation/depreciation                       35,849,663        447,009,430
                                                                   ----------------   ----------------

    NET INCREASE                                                        140,633,278        519,445,621
                                                                   ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                             (389,102)          (200,383)
Class B shares                                                           (6,081,195)        (9,190,390)
Class C shares                                                             (119,550)          (102,284)
Class D shares                                                           (3,957,201)        (1,531,654)
                                                                   ----------------   ----------------

    TOTAL DIVIDENDS                                                     (10,547,048)       (11,024,711)
                                                                   ----------------   ----------------

Net decrease from transactions in shares of beneficial interest        (158,334,198)      (130,103,189)
                                                                   ----------------   ----------------

    NET INCREASE (DECREASE)                                             (28,247,968)       378,317,721

NET ASSETS:
Beginning of period                                                   1,512,748,944      1,134,431,223
                                                                   ----------------   ----------------

END OF PERIOD
(Including accumulated undistributed net investment income of
$12,592,261 and $8,026,350, respectively)                          $  1,484,500,976   $  1,512,748,944
                                                                   ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY, ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of daily net assets not exceeding $1 billion; 0.645% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of daily net assets in excess of $4.5 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisor, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $4,199,990 for the year ended March 31, 2005.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of March 31, 2005. For the year ended March 31, 2005, the distribution fee was accrued for Class B at the annual rate of 0.77%. At March 31, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate of $1,594,610, which represents payments by the Distributor.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.94%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $451, $334,166 and $3,312, respectively and received $85,525 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2005 aggregated $271,032,545 and $431,438,408, respectively.

For the year ended March 31, 2005, the Fund incurred brokerage commissions of $11,187 and $11,950 with Morgan Stanley & Co., Inc., and Morgan Stanley International Limited, respectively, affiliates of the Investment Adviser, Administrator, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Advisor, is the Fund's transfer agent. At March 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $15,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended March 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,266. At March 31, 2005, the Fund had an accrued pension liability of $66,743 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                      FOR THE YEAR                          FOR THE YEAR
                                                          ENDED                                ENDED
                                                     MARCH 31, 2005                        MARCH 31, 2004
                                           ----------------------------------    ----------------------------------
                                               SHARES             AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                               872,465    $    11,344,225          9,597,101    $    95,892,122
Reinvestment of dividends                           22,471            289,475             16,037            165,659
Redeemed                                          (512,575)        (6,639,806)        (9,173,746)       (92,507,621)
                                           ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                            382,361          4,993,894            439,392          3,550,160
                                           ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                             4,072,677         53,023,831          4,576,403         52,227,870
Reinvestment of dividends                          414,568          5,382,397            787,974          8,155,515
Redeemed                                       (19,591,885)      (254,485,921)       (23,236,489)      (256,461,229)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                        (15,104,640)      (196,079,693)       (17,872,112)      (196,077,844)
                                           ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                               392,994          5,101,322            396,992          4,496,111
Reinvestment of dividends                            8,750            112,409              9,366             96,283
Redeemed                                          (336,813)        (4,346,264)          (281,175)        (3,117,213)
                                           ---------------    ---------------    ---------------    ---------------
Net increase -- Class C                             64,931            867,467            125,183          1,475,181
                                           ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                             6,296,177         81,742,387          8,244,515         91,719,864
Reinvestment of dividends                          267,212          3,447,763            128,963          1,330,899
Redeemed                                        (4,085,662)       (53,306,016)        (2,850,561)       (32,101,449)
                                           ---------------    ---------------    ---------------    ---------------
Net increase -- Class D                          2,478,127         31,884,134          5,522,917         60,949,314
                                           ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                           (12,179,221)   $  (158,334,198)       (11,784,620)   $  (130,103,189)
                                           ===============    ===============    ===============    ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                       FOR THE YEAR     FOR THE YEAR
                                          ENDED            ENDED
                                      MARCH 31, 2005   MARCH 31, 2004
                                      --------------   --------------
Ordinary income                       $   10,547,048   $   11,024,711
                                      ==============   ==============

As of March 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income         $   12,725,593
Undistributed long-term gains                     --
                                      --------------
Net accumulated earnings                  12,725,593
Foreign tax credit pass-through            1,950,343
Capital loss carryforward*               (78,317,783)
Temporary differences                     (2,083,690)
Net unrealized appreciation              313,229,423
                                      --------------
Total accumulated earnings            $  247,503,886
                                      ==============

*During the year ended March 31, 2005, the Fund utilized $89,335,893 of its net capital loss carryforward. As of March 31, 2005, the Fund had a net capital loss carryforward of $78,317,783 of which $4,559,174 will expire on March 31, 2011 and $73,758,609 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As of March 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through and permanent book/tax differences primarily attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $299,713.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE YEAR ENDED MARCH 31
                                                     ----------------------------------------------------------------------
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    12.68     $     8.61     $    11.34     $    11.10     $    12.46
                                                     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income++                                  0.18           0.14           0.16           0.17           0.18
  Net realized and unrealized gain (loss)                  1.11           4.03          (2.74)          0.24          (0.71)
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             1.29           4.17          (2.58)          0.41          (0.53)
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.17)         (0.10)         (0.15)         (0.17)         (0.20)
  Net realized gain                                           -              -              -              -          (0.63)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.17)         (0.10)         (0.15)         (0.17)         (0.83)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    13.80     $    12.68     $     8.61     $    11.34     $    11.10
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             10.40%         48.65%        (22.98)%         3.73%         (4.52)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.17%          1.20%          1.19%          1.16%          1.15%
Net investment income                                      1.39%          1.21%          1.67%          1.38%          1.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   34,451     $   26,792     $   14,421     $   20,392     $   36,311
Portfolio turnover rate                                      19%            79%            36%             8%            33%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          FOR THE YEAR ENDED MARCH 31
                                                     ----------------------------------------------------------------------
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    12.62     $     8.63     $    11.34     $    11.12     $    12.46
                                                     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income++                                  0.11           0.05           0.09           0.07           0.09
  Net realized and unrealized gain (loss)                  1.13           4.02          (2.74)          0.23          (0.70)
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             1.24           4.07          (2.65)          0.30          (0.61)
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.07)         (0.08)         (0.06)         (0.08)         (0.10)
  Net realized gain                                           -              -              -              -          (0.63)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.07)         (0.08)         (0.06)         (0.08)         (0.73)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    13.79     $    12.62     $     8.63     $    11.34     $    11.12
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                              9.82%         47.58%        (23.58)%         2.73%         (5.18)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.71%          1.96%          1.97%          1.93%          1.90%
Net investment income                                      0.85%          0.45%          0.89%          0.61%          0.77%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions               $    1,141     $    1,235     $      998     $    1,649     $    1,974
Portfolio turnover rate                                      19%            79%            36%             8%            33%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          FOR THE YEAR ENDED MARCH 31
                                                     ----------------------------------------------------------------------
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    12.54     $     8.58     $    11.29     $    11.08     $    12.42
                                                     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment
 operations:
  Net investment income++                                  0.09           0.05           0.09           0.07           0.10
  Net realized and unrealized gain
   (loss)                                                  1.12           4.00          (2.73)          0.23          (0.71)
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                                1.21           4.05          (2.64)          0.30          (0.61)
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.09)         (0.09)         (0.07)         (0.09)         (0.10)
  Net realized gain                                           -              -              -              -          (0.63)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.09)         (0.09)         (0.07)         (0.09)         (0.73)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    13.66     $    12.54     $     8.58     $    11.29     $    11.08
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                              9.61%         47.54%        (23.61)%         2.76%         (5.15)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.88%          1.96%          1.97%          1.93%          1.83%
Net investment income                                      0.68%          0.45%          0.89%          0.61%          0.84%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   18,674     $   16,336     $   10,096     $   12,784     $   14,735
Portfolio turnover rate                                      19%            79%            36%             8%            33%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          FOR THE YEAR ENDED MARCH 31
                                                     ----------------------------------------------------------------------
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    12.69     $     8.61     $    11.33     $    11.12     $    12.48
                                                     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment
 operations:
  Net investment income++                                  0.21           0.15           0.17           0.15           0.20
  Net realized and unrealized gain
   (loss)                                                  1.13           4.04          (2.72)          0.27          (0.70)
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                                1.34           4.19          (2.55)          0.42          (0.50)
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.20)         (0.11)         (0.17)         (0.21)         (0.23)
  Net realized gain                                           -              -              -              -          (0.63)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.20)         (0.11)         (0.17)         (0.21)         (0.86)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    13.83     $    12.69     $     8.61     $    11.33     $    11.12
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             10.61%         49.09%        (22.80)%         3.79%         (4.26)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.94%          0.96%          0.97%          0.93%          0.90%
Net investment income                                      1.62%          1.45%          1.89%          1.61%          1.77%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  290,038     $  234,691     $  111,664     $   85,970     $   31,690
Portfolio turnover rate                                      19%            79%            36%             8%            33%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
MAY 18, 2005

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                         TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                  COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Michael Bozic (64)                       Trustee      Since         Private Investor; Director   197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    or Trustee of the Retail                    business
Counsel to the Independent Trustees                                 Funds (since April 1994) and                organizations.
1177 Avenue of the Americas                                         the Institutional Funds
New York, NY 10036                                                  (since July 2003); formerly
                                                                    Vice Chairman of Kmart
                                                                    Corporation (December 1998-
                                                                    October 2000), Chairman and
                                                                    Chief Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November 1995-
                                                                    November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of Hills
                                                                    Department Stores (May
                                                                    1991-July 1995); formerly
                                                                    variously Chairman, Chief
                                                                    Executive Officer,
                                                                    President and Chief
                                                                    Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of Sears,
                                                                    Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Consultant; Director or      197            Director of Franklin
1031 N. Chartwell Court                               January 1993  Trustee of the Retail Funds                 Covey (time
Salt Lake City, UT 84103                                            (since January 1993) and                    management systems),
                                                                    the Institutional Funds                     BMW Bank of North
                                                                    (since July 2003); member                   America, Inc.
                                                                    of the Utah Regional                        (industrial loan
                                                                    Advisory Board of Pacific                   corporation), Escrow
                                                                    Corp.; formerly Managing                    Bank USA (industrial
                                                                    Director of Summit Ventures                 loan corporation),
                                                                    LLC (2000-2004); United                     United Space
                                                                    States Senator (R-Utah)                     Alliance (joint
                                                                    (1974-1992) and Chairman,                   venture between
                                                                    Senate Banking Committee                    Lockheed Martin and
                                                                    (1980-1986), Mayor of Salt                  the Boeing Company)
                                                                    Lake City, Utah                             and Nuskin Asia
                                                                    (1971-1974), Astronaut,                     Pacific (multilevel
                                                                    Space Shuttle Discovery                     marketing); member
                                                                    (April 12-19, 1985), and                    of the board of
                                                                    Vice Chairman, Huntsman                     various civic and
                                                                    Corporation (chemical                       charitable
                                                                    company).                                   organizations.

Wayne E. Hedien (71)                     Trustee      Since         Retired; Director or         197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail Funds                 Group Inc. (private
Counsel to the Independent Trustees                   1997          (since September 1997) and                  mortgage insurance);
1177 Avenue of the Americas                                         the Institutional Funds                     Trustee and Vice
New York, NY 10036                                                  (since July 2003); formerly                 Chairman of The
                                                                    associated with the                         Field Museum of
                                                                    Allstate Companies                          Natural History;
                                                                    (1966-1994), most recently                  director of various
                                                                    as Chairman of The Allstate                 other business and
                                                                    Corporation (March 1993-                    charitable
                                                                    December 1994) and Chairman                 organizations.
                                                                    and Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                         TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                  COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Dr.Manuel H. Johnson (56)                Trustee      Since         Senior Partner, Johnson      197            Director of NVR,
c/o Johnson Smick Group, Inc.                         July 1991     Smick International, Inc.,                  Inc. (home
888 16th Street, NW                                                 a consulting firm; Chairman                 construction);
Suite 740                                                           of the Audit Committee and                  Director of KFX
Washington, D.C. 20006                                              Director or Trustee of the                  Energy; Director of
                                                                    Retail Funds (since July                    RBS Greenwich
                                                                    1991) and the Institutional                 Capital Holdings
                                                                    Funds (since July 2003);                    (financial holding
                                                                    Co-Chairman and a founder                   company).
                                                                    of the Group of Seven
                                                                    Council (G7C), an
                                                                    international economic
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of the
                                                                    U.S. Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &          198            Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC (investment                  Rent Corporation
PMB754                                                              consulting); Deputy                         (equipment leasing),
23852 Pacific Coast Highway                                         Chairman of the Audit                       The Ford Family
Malibu, CA 90265                                                    Committee and Director or                   Foundation, and the
                                                                    Trustee of the Retail Funds                 UCLA Foundation.
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    August 1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the
                                                                    Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the
                                                                    J. Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of Triumph   197            Director of various
c/o Triumph Capital, L.P.                             July 1991     Capital, L.P., a private                    business
445 Park Avenue                                                     investment partnership;                     organizations.
New York, NY 10022                                                  Chairman of the Insurance
                                                                    Committee and Director or
                                                                    Trustee of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2001); formerly Vice
                                                                    President, Bankers Trust
                                                                    Company and BT Capital
                                                                    Corporation (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite         198            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                       of certain
85 Charles Colman Blvd.                                             Chairman of the Governance                  investment companies
Pawling, NY 12564                                                   Committee and Director                      in the JPMorgan
                                                                    or Trustee of the Retail                    Funds complex
                                                                    Funds (since July 2003) and                 managed by J.P.
                                                                    the Institutional Funds                     Morgan Investment
                                                                    (since June 1992).                          Management Inc.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                         TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                  COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director or     197            None.
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center,             and Trustee                (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until
                                                                    September 2002).

James F. Higgins (57)                    Trustee      Since         Director or Trustee of the   197            Director of AXA
c/o Morgan Stanley Trust                              June 2000     Retail Funds (since June                    Financial, Inc. and
Harborside Financial Center,                                        2000) and the Institutional                 The Equitable Life
Plaza Two,                                                          Funds (since July 2003);                    Assurance Society of
Jersey City, NJ 07311                                               Senior Advisor of Morgan                    the United States
                                                                    Stanley (since August                       (financial
                                                                    2000); Director of the                      services).
                                                                    Distributor and Dean Witter
                                                                    Realty Inc.; previously
                                                                    President and Chief
                                                                    Operating Officer of the
                                                                    Private Client Group of
                                                                    Morgan Stanley (May 1999-
                                                                    August 2000), and President
                                                                    and Chief Operating Officer
                                                                    of Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                        TERM OF
                                       POSITION(S)     OFFICE AND
     NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF
         EXECUTIVE OFFICER             REGISTRANT    TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------------
Mitchell M. Merin (51)               President       Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                           Investment Management Inc.; President, Director and
New York, NY 10020                                                    Chief Executive Officer of the Investment Adviser and
                                                                      the Administrator; Chairman and Director of the
                                                                      Distributor; Chairman and Director of the Transfer
                                                                      Agent; Director of various Morgan Stanley subsidiaries;
                                                                      President of the Institutional Funds (since July 2003)
                                                                      and President of the Retail Funds; Trustee (since July
                                                                      2003) and President (since December 2002) of the Van
                                                                      Kampen Closed-End Funds; Trustee and President (since
                                                                      October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)               Executive Vice  Since            Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas          President and   April 2003       (since May 2003); Managing Director of Morgan Stanley &
New York, NY 10020                   Principal                        Co. Incorporated, Morgan Stanley Investment Management
                                     Executive                        Inc. and Morgan Stanley; Managing Director, Chief
                                     Officer                          Administrative Officer and Director of the Investment
                                                                      Adviser and the Administrator; Director of the Transfer
                                                                      Agent; Managing Director and Director of the
                                                                      Distributor; Executive Vice President and Principal
                                                                      Executive Officer of the Institutional Funds (since July
                                                                      2003) and the Retail Funds (since April 2003); Director
                                                                      of Morgan Stanley SICAV (since May 2004); previously
                                                                      President and Director of the Institutional Funds (March
                                                                      2001-July 2003) and Chief Global Operations Officer and
                                                                      Managing Director of Morgan Stanley Investment
                                                                      Management Inc.

Joseph J. McAlinden (62)             Vice President  Since            Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                          July 1995        Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                    Management Inc., Chief Investment Officer of the Van
                                                                      Kampen Funds; Vice President of the Institutional Funds
                                                                      (since July 2003) and the Retail Funds (since July
                                                                      1995).

Barry Fink (50)                      Vice President  Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                          February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                    Management; Managing Director (since December 2000),
                                                                      Secretary (since February 1997) and Director of the
                                                                      Investment Adviser and the Administrator; Vice President
                                                                      of the Retail Funds; Assistant Secretary of Morgan
                                                                      Stanley DW; Vice President of the Institutional Funds
                                                                      (since July 2003); Managing Director, Secretary and
                                                                      Director of the Distributor; previously Secretary
                                                                      (February 1997-July 2003) and General Counsel (February
                                                                      1997-April 2004) of the Retail Funds; Vice President and
                                                                      Assistant General Counsel of the Investment Adviser and
                                                                      the Administrator (February 1997-December 2001).

Amy R. Doberman (43)                 Vice President  Since            Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                          July 2004        Management; Managing Director of Morgan Stanley
New York, NY 10020                                                    Investment Management Inc. and the Investment Adviser,
                                                                      Vice President of the Institutional and Retail Funds
                                                                      (since July 2004); Vice President of the Van Kampen
                                                                      Funds (since August 2004); previously, Managing Director
                                                                      and General Counsel - Americas, UBS Global Asset
                                                                      Management (July 2000 - July 2004) and General Counsel,
                                                                      Aeltus Investment Management, Inc. (January 1997 - July
                                                                      2000).

Carsten Otto (41)                    Chief           Since            Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas          Compliance      October 2004     Morgan Stanley Investment Management (since October
New York, NY 10020                   Officer                          2004); Executive Director of the Investment Adviser and
                                                                      Morgan Stanley Investment Management Inc.; formerly
                                                                      Assistant Secretary and Assistant General Counsel of the
                                                                      Morgan Stanley Retail Funds.

                                                        TERM OF
                                       POSITION(S)     OFFICE AND
     NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF
         EXECUTIVE OFFICER             REGISTRANT    TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------------
Stefanie V. Chang (38)               Vice President  Since July 2003  Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                           Incorporated, Morgan Stanley Investment Management Inc.
New York, NY 10020                                                    and the Investment Adviser; Vice President of the
                                                                      Institutional Funds (since December 1997) and the
                                                                      Retail Funds (since July 2003); formerly practiced law
                                                                      with the New York law firm of Rogers & Wells (now
                                                                      Clifford Chance US LLP).

Francis J. Smith (39)                Treasurer and   Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust             Chief           July 2003 and    Administrator (since December 2001); previously, Vice
Harborside Financial Center,         Financial       Chief Financial  President of the Retail Funds (September 2002-July
Plaza Two,                           Officer         Officer since    2003); Vice President of the Investment Adviser and the
Jersey City, NJ 07311                                September 2002   Administrator (August 2000-November 2001) and Senior
                                                                      Manager at PricewaterhouseCoopers LLP (January
                                                                      1998-August 2000).

Thomas F. Caloia (59)                Vice President  Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                              Treasurer of the Investment Adviser, the Distributor
Harborside Financial Center,                                          and the Administrator; previously Treasurer of the
Plaza Two,                                                            Retail Funds (April 1989-July 2003); formerly First
Jersey City, NJ 07311                                                 Vice President of the Investment Adviser, the
                                                                      Distributor and the Administrator.

Mary E. Mullin (38)                  Secretary       Since July 2003  Executive Director of Morgan Stanley& Co. Incorporated,
1221 Avenue of the Americas                                           Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                    Investment Adviser; Secretary of the Institutional
                                                                      Funds and the Retail Funds (since July 2003); formerly
                                                                      practiced law with the New York law firms of McDermott,
                                                                      Will & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                      LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2005 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended March 31, 2005, 97.19% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended March 31, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.02 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.06 per share with respect to this election.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley


[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                 GLOBAL DIVIDEND
                                                               GROWTH SECURITIES


                                                                   ANNUAL REPORT
                                                                  MARCH 31, 2005


[MORGAN STANLEY LOGO]

38571RPT-RA-05-00379P-Y03/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

     2005


                                              REGISTRANT      COVERED ENTITIES(1)
       AUDIT FEES                             $   39,028                 N/A

       NON-AUDIT FEES
            AUDIT-RELATED FEES                $      452(2)   $    3,215,745(2)
            TAX FEES                          $    6,697(3)   $       24,000(4)
            ALL OTHER FEES                    $        -      $            -
       TOTAL NON-AUDIT FEES                   $    7,149      $    3,239,745

       TOTAL                                  $   46,177      $    3,239,745

     2004

                                              REGISTRANT      COVERED ENTITIES(1)
       AUDIT FEES                             $   37,470                 N/A

       NON-AUDIT FEES
            AUDIT-RELATED FEES                $      684(2)   $    3,364,576(2)
            TAX FEES                          $   11,186(3)   $      652,431(4)
            ALL OTHER FEES                    $        -      $            -(5)
       TOTAL NON-AUDIT FEES                   $   11,870      $    4,017,007

       TOTAL                                  $   49,340      $    4,017,007

       N/A- Not applicable, as not required by Item 4.

       (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
       (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
       (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
       (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
       (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

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       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005